Derivative financial instruments - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of derivative financial instruments [Line Items]
Unrealized gain (loss) before tax	$ (6,232,000)	$ 10,696,000	$ 6,678,000
Hedge ineffectiveness	0	454,000	1,403,000
Effect on settlement of hedging financial instruments	0	818,000	1,547,000
Interest rate hedge
Disclosure of derivative financial instruments [Line Items]
Unrealized gain (loss) before tax	644,000	1,991,000
Effect on settlement of hedging financial instruments	818,000	(1,547,000)
Unrealized gain (loss) net of tax income	454,000	1,403,000
Copper and Zinc prices hedge
Disclosure of derivative financial instruments [Line Items]
Unrealized gain (loss) before tax	9,047,000	15,171,000	9,472,000
Unrealized gain (loss) net of tax income	6,232,000	10,696,000	6,678,000
Other reserves [member] | Copper and Zinc prices hedge
Disclosure of derivative financial instruments [Line Items]
Hedge operations gain loss	$ 6,056,000	$ 12,774,000	$ (51,952,000)